Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 150,670
Ending balance	174,581
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150,670	€ 143,296
Remeasurement recognized in finance (income) or expense	23,911	53,995
Ending balance	€ 174,581	€ 197,291